Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation:

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to annual financial information.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(a) Basis of presentation: (Continued)

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd.	British Columbia, Canada	100%
Rooplay Media Kenya Limited	Kenya	100%
Shoal Media Inc.	Anguilla	100%
Shoal Games (UK) Plc	United Kingdom	0%
Shoal Media (UK) Ltd.	United Kingdom	100%

During the year ended December 31, 2022, Coral Reef Marketing Inc. merged with Kidoz Inc. and Kidoz Inc. is the surviving entity.

During the year ended December 31, 2023, Shoal Games (UK) Plc was discontinued.

In addition, there are the following dormant subsidiaries; Bingo.com (Antigua) Inc., Bingo.com (Wyoming) Inc., and Bingo Acquisition Corp.

All inter-company balances and transactions have been eliminated in the consolidated financial statements.

Use of estimates

(b) Use of estimates:

The preparation of consolidated financial statements in conformity with US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and recognized revenues and expenses for the reporting periods.

Significant areas requiring the use of estimates include the collectability of accounts receivable, the valuation of stock-based compensation, the valuation of deferred tax assets and liabilities, the useful lives of intangible assets, the inputs used in assessing goodwill impairment, and the derivative liability – warrants valuation. Actual results may differ significantly from these estimates.

Revenue recognition

(c) Revenue recognition:

In accordance with ASC 606, Revenue from Contracts with Customers, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services.

We derive substantially all of our revenue from the sale of Ad tech advertising revenue.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

To achieve this core principle, the Company applied the following five steps:

1) Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred, whose impression count will form the basis of the revenue and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised services are accounted for as a combined performance obligation.

3) Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer. None of the Company’s contracts contain financing or variable consideration components.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

5) Recognize revenue when or as the Company satisfies a performance obligation

The Company satisfies performance obligations at a point in time as discussed in further detail under “Disaggregation of Revenue” below. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

Disaggregation of Revenue

All of the Company’s performance obligations, and associated revenue, are generally transferred to customers at a point in time. The Company has the following revenue streams:

1) Ad tech advertising revenue - The pricing and terms for all our in-game advertising arrangements are mostly governed by insertion order which generally stipulates the payment terms, the duration (usually short term in nature), the number of advertising units delivered (e.g. impressions, completed views, or cost per install) and the contractually agreed upon price per advertising unit. The Company has concluded that the delivery of the Ad tech advertising is delivered at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

2) Programmatic revenue - The Company generally offers these services under a programmatic bid on a Cost-per-Impression (CPM) basis. Our customers upload their advertisements into a demand side platform which then connects to our Publisher Software Development Kit (“SDK”) through an exchange platform and on a bid system agree on the CPM rate and the impressions to be served.

The Company has concluded that the delivery of the Programmatic advertising is delivered at the earlier of month end or at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company is deemed to be the principal in the transaction and therefore recognizes the revenue on a gross basis and commissions are recognized as cost of sales. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

3) Content revenue – The Company recognizes content revenue on the following forms of revenue:

a) Carriers and Original Equipment Manufacturer (“OEMs”) - The Company generally offers these services under a customer contract per tablet device license fee model with OEMs. Monthly or quarterly license fees are based on the OEM agreement with the number of devices the Kidoz Kid Mode is installed upon.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

b) Rooplay - The Company generates revenue through subscriptions or premium sales of Rooplay, (www.rooplay.com) the cloud-based EduGame system for kids to learn and play within its games on smartphones and tablet devices, such as Apple’s iPhone and iPad, and mobile devices utilizing Google’s Android operating system. The revenue is recognized net of platform fees.

c) Rooplay licensing - The Company licenses its branded educational games under a monthly cost per game agreement license fee model. Monthly license fees are based on the number of games licensed.

d) In App purchases - The Company generates revenue through in-application purchases (“in-app purchases”) within its games; (i.e. Trophy Bingo (www.trophybingo.com)) on smartphones and tablet devices, such as Apple’s iPhone and iPad, and mobile devices utilizing Google’s Android operating system. Users can download the Company’s free-to-play games through Android, Amazon, iOS and Facebook Messenger (this was discontinued in fiscal 2021) and pay to acquire virtual currency which can be redeemed in the game for power plays. The initial download of the mobile game from the Digital Storefront does not create a contract under ASC 606 because of the lack of commercial substance; however, the separate election by the player to make an in-application purchase satisfies the criterion thus creating a contract under ASC 606.

The Company has identified the following performance obligations in these contracts:

i. Ongoing game related services such as hosting of game play, storage of customer content, when and if available content updates, maintaining the virtual currency management engine, tracking gameplay statistics, matchmaking as it relates to multiple player gameplay, etc.

ii. Obligation to the paying player to continue displaying and providing access to the virtual items within the game.

Neither of these obligations are considered distinct since the actual mobile game and the related ongoing services are both required to purchase and benefit from the related virtual items. As such, the Company’s performance obligations represent a single combined performance obligation which is to make the game and the ongoing game related services available to the players. The revenue is recognized net of platform fees.

Foreign currency

(d) Foreign currency:

The consolidated financial statements are presented in United States dollars, the functional currency of the Company and its subsidiaries. The Company accounts for foreign currency transactions and translation of foreign currency financial statements under ASC 830, Foreign Currency Matters. Transaction amounts denominated in foreign currencies are translated at exchange rates prevailing

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(d) Foreign currency: (Continued)

at the transaction dates. Carrying values of monetary assets and liabilities are adjusted at each balance sheet date to reflect the exchange rate at that date. Non-monetary assets and liabilities are translated at the exchange rate on the original transaction date.

Gains and losses from restatement of foreign currency monetary and non-monetary assets and liabilities are included in operations. Revenues and expenses are translated at the rates of exchange prevailing on the dates such items are recognized in earnings.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents:

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash, and subject to an insignificant risk of change in value.

Accounts receivable

(f) Accounts receivable:

Trade and other accounts receivable are reported at face value less any provisions for uncollectible accounts considered necessary. Accounts receivable includes receivables from online platforms and trade receivables from customers. The Company estimates doubtful accounts on an item-by-item basis and includes over-aged accounts as part of allowance for doubtful accounts, which are generally ones that are greater than ninety-days overdue. Bad debt expense, for the year ended December 31, 2023 was $84,952 (2022 - $nil and 2021 - $945). (Note 3)

Equipment

(g) Equipment:

Equipment is recorded at cost less accumulated depreciation. Depreciation is provided for annually on the declining balance method over the following periods:

Equipment and computers	3 years
Furniture and fixtures	5 years

Expenditures for maintenance and repairs are charged to expenses as incurred. Major improvements are capitalized. Gains and losses on disposition of equipment are included in operations as realized.

In accordance with ASU No. 2016-02 “Leases (Topic 842), leasehold improvements are accounted as a prepayment of rental payments since they are deemed to be an asset of the lessor.

Software Technology Development Costs

(h) Software Technology Development Costs:

The Company expenses all software technology development costs as incurred for the year ended December 31, 2023, 2022 and 2021. As at December 31, 2023 and 2022, all capitalized software technology development costs have been fully amortized and the Company has no capitalized software technology development costs.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(h) Software Technology Development Costs: (Continued)

Total software technology development costs were $16,055,557 as at December 31, 2023 (2022 - $13,056,478 and 2021 - $10,559,601) (Note 8).

Derivative liability – warrants

(i) Derivative liability – warrants

The Company’s warrants have an exercise price in Canadian dollars whilst the Company’s functional currency is US Dollars. Therefore, in accordance with ASU 815 – Derivatives and Hedging, the warrants have a derivative liability value. This liability value has no effect on the cashflow of the Company and does not represent a cash payment of any kind.

Stock-based compensation

(j) Stock-based compensation:

The Company accounts for stock-based compensation under the provisions of Accounting Standard Codification (“ASC”) 718, “Compensation-Stock Compensation”. Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date for all stock-based awards to employees, directors and non-employees and is recognized as an expense over the requisite service period, which is generally the vesting period. The Black-Scholes option valuation model is used to calculate fair value.

The fair value of each option grant has been estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2023	2022	2021
Expected dividend yield	-	-	-
Volatility	118.91%	90.20%	107.06%
Risk-free interest rate	3.69%	1.57%	0.52%
Expected life of options	5 years	5 years	5 years
Forfeiture rate	5%	5%	5%

Right-of-use assets

(k) Right-of-use assets:

The Company determines if an agreement is a lease at inception. The Company evaluates the lease terms to determine whether the lease will be accounted for as an operating or finance lease. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, current portion, and operating lease liabilities, net of current portion in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(k) Right-of-use assets: (Continued)

options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

A lease that transfers substantially all of the benefits and risks incidental to ownership of property are accounted for as finance leases. At the inception of a finance lease, an asset and finance lease obligation is recorded at an amount equal to the lesser of the present value of the minimum lease payments and the property’s fair market value. Finance lease obligations are classified as either current or long-term based on the due dates of future minimum lease payments, net of interest.

Impairment of long-lived assets and long-lived assets to be disposed of

(l) Impairment of long-lived assets and long-lived assets to be disposed of:

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount and the fair value less costs to sell.

Intangible assets

(m) Intangible assets

The Company identified the following intangible assets in the acquisition of Kidoz Ltd. Finite life intangible assets are recorded at historical cost less accumulated amortization based on their estimated useful life and any impairment is determined in accordance with ASC 360. The Company does not have any indefinite life intangible assets. Amortization is provided for annually on the straight-line method over the following periods:

Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years

The Company reviews intangible assets subject to amortization quarterly to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in the remaining useful life. If an impairment indicator exists, we test the intangible asset for recoverability. For purposes of the recoverability test, amortizable intangible assets are grouped with other assets and liabilities at the lowest level of identifiable cash flows if the intangible asset does not generate cash flows independent of other assets and liabilities. If the carrying value of the asset group exceeds the undiscounted cash flows expected to result from the use and eventual disposition of the asset group, the Company will write the carrying value down to the fair value in the period identified.

Goodwill

(n) Goodwill:

The Company accounts for goodwill in accordance with the provisions of ASC 350, Intangibles-Goodwill and Others. Goodwill is the excess of the purchase price over the fair value of identifiable assets acquired, less liabilities assumed, in a business combination. The Company reviews goodwill for impairment. Goodwill is not amortized but is evaluated for impairment at least annually or whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount may not be recoverable.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(n) Goodwill: (Continued)

The goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, and compares the fair value of a reporting unit with its carrying amount and is based on discounted future cash flows, based on market multiples applied to free cash flow. The determination of the fair value of our reporting units requires management to make significant estimates and assumptions including the selection of control premiums, discount rates, terminal growth rates, forecasts of revenue and expense growth rates, income tax rates, changes in working capital, depreciation, amortization and capital expenditures. Changes in assumptions concerning future financial results, exogenous market conditions, or other underlying assumptions could have a significant impact on either the fair value of the reporting unit or the amount of the goodwill impairment charge. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

During the year ended December 31, 2023 and 2022, there was no impairment of goodwill.

Income taxes

(o) Income taxes:

The Company follows the asset and liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current period. The Company recognizes the income tax recovery from the receipt of tax credits upon receipt of funds. Deferred income taxes are provided based on the estimated future tax effects of temporary differences between financial statement carrying amounts of assets and liabilities and their respective tax bases, as well as the benefit of losses available to be carried forward to future years for tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered and settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets when it is not more likely than not that such future tax assets will be realized.

Net income (loss) per share

(p) Net income (loss) per share:

ASC 260, “Earnings Per Share”, requires presentation of basic earnings per share (“Basic EPS”) and diluted earnings per share (“Diluted EPS”). Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution, using the treasury stock method, that could occur if outstanding options or warrants were exercised and converted into common stock. In computing diluted earnings per share, the treasury stock method assumes that outstanding options and warrants are exercised and the proceeds are used to purchase common stock at the average market price during the period.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(p) Net income (loss) per share: (Continued)

Options and warrants will have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options and warrants. In periods where losses are reported, the weighted average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. A total of 8,066,000 (2022 - 8,859,000 and 2021 – 7,100,150) stock options and warrants were excluded as at December 31, 2023.

The income (loss) per share data for the year ended December 31, 2023 and 2022 are summarized as follows:

	2023	2022	2021
Loss for the year	$(2,012,056)	$(1,347,113)	$(190,321)

Basic and diluted weighted average number of common shares outstanding	131,305,254	131,481,983	131,340,989

Basic and diluted loss per common share outstanding	$(0.02)	$(0.01)	$(0.00)

New accounting pronouncements and changes in accounting policies

(q) New accounting pronouncements and changes in accounting policies:

In November 2023, the Financial Standards Board issued ASU 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that segment expenses deemed significant to the chief operating decision maker (CODM) typically incorporated in measuring profit or loss of the segment should be disclosed. The guidance also requires that the difference between segment revenues and these significant segment expenses is disclosed. Any annually disclosed segment information is now required to be reported in interim periods as well. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Public entities are required to apply the amendment retrospectively to prior periods presented in the financial statements. The Company plans to adopt ASU 2023-07 effective for its Fiscal year 2024 and for the interim periods beginning in Fiscal 2024.

The Company has evaluated all the recently issued, but not yet effective, accounting standards that have been issued or proposed by the Financial Accounting Standards Board or other standards-setting bodies through the filing date of these consolidated financial statements and does not believe the future adoption of any such pronouncements will have a material impact on its consolidated financial statements.

Financial instruments and fair value measurements

(r) Financial instruments and fair value measurements:

(i) Fair values:

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on measurement date. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1. In some cases where market prices are not available, we make use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon valuations in which one or more significant inputs are unobservable, including internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates. These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk. Nonperformance risk refers to the risk that an obligation (either by a counterparty) will not be fulfilled. For financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price. For certain other financial assets and liabilities (certain Level 2 and Level 3), our fair value calculations have been adjusted accordingly.

The fair value of accounts receivable, accounts payable, accrued liabilities, and accounts payable, accrued liabilities - related party and the government CEBA loan approximate their financial statement carrying amounts due to the short-term maturities of these instruments and are therefore carried at their historical cost basis.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

2.	Summary of significant accounting policies (Continued):

(r) Financial instruments and fair value measurements: (Continued)

(i) Fair values: (Continued)

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset. Stock-based compensation and derivative liability – warrants were measured using Level 2 inputs. Goodwill impairment was measured using Level 3 inputs.

(ii) Foreign currency risk:

The Company operates internationally, which gives rise to the risk that cash flows may be adversely impacted by exchange rate fluctuations. The Company has not entered into any forward exchange contracts or other derivative instrument to hedge against foreign exchange risk.